Equity Investment in OCHL	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Equity Investments in OCHL [Abstract]
Equity Investments in OCHL

Note 3 — Formation of LiveXLive Tickets, Inc. and Acquisition of Wantickets’ Assets

On May 5, 2017, LiveXLive Tickets, Inc. (“LXL Tickets”), a wholly owned subsidiary of the Company, entered into an Asset Purchase Agreement (“APA”) with Wantickets RDM, LLC (“Wantickets”) and certain other parties, whereby LXL Tickets purchased certain operating assets of Wantickets for total consideration of 2,000,000 shares of common stock of the Company valued at $3,340,000 ($1.67 per share). The transaction has been accounted for as an acquisition of Wantickets. In connection with the transaction, LXL Tickets entered into employment agreements with two key employees of Wantickets for a term of two years each. Joseph Schnaier was appointed as the Chief Executive Officer of LXL Tickets and was to receive an annual salary of $220,000 and a bonus of 2,000,000 shares of common stock if LXL Tickets earns a net income of $3 million in the twelve months following May 5, 2017 or a net income of $4 million in the twelve months thereafter. In addition, Mr. Richard Blakeley was appointed as the Chief Financial Officer of LXL Tickets and will receive an annual salary consisting of $160,000 in cash and such number of shares of the Company’s common stock equal to $15,000. Effective as of July 7, 2017, LXL Tickets terminated Mr. Schnaier’s employment for cause.

In addition, pursuant to the APA and the Letter Agreement, dated as of May 5, 2017 (the “Letter Agreement”), entered into among the Company, LXL Tickets and Mr. Schnaier, the parties agreed that, commencing May 5, 2017, Mr. Schnaier will promptly pay for all of LXL Tickets’ net losses of its business for each calendar month (or pro rata thereof), up to a total of $100,000 per month, and for any liabilities exceeding $100,000 in the aggregate that arose from April 1, 2017 to May 5, 2017 (inclusive), until the earlier of (x) such time as the Public Offering is consummated or (b) May 5, 2018 (such earlier date as between clause (x) and (y), the “Funding End Date”), and that any salaries or other payments or amounts due under the employment agreements described above shall be included in the calculation of the net loss for the applicable period (collectively, the “Payment Obligation”). Pursuant to the Letter Agreement, the parties further agreed that all payments made by Mr. Schnaier as part of the Payment Obligation shall be deemed to be a loan by Mr. Schnaier to LXL Tickets (the “Loaned Funds”), and that the Company and LXL Tickets shall repay to Mr. Schnaier the total amount of the Loaned Funds within five business days after the Funding End Date; provided that the Company and LXL Tickets may prepay or repay in full the Loaned Funds at any time prior to the Funding End Date without any penalty. As of August 14, 2017, pursuant to the APA and the Letter Agreement, Mr. Schnaier owed LXL Tickets $124,388 as his Payment Obligation, which also constituted Loaned Funds, subject to the Company potentially offsetting such Loaned Funds against other payment obligations that Mr. Schnaier may owe to LXL Tickets and/or LiveXLive Media. The Company can give no assurances that the Company will be able to recover from Mr. Schnaier a part or the entire amount of such Payment Obligation or that the Company will be able to offset a part or the entire amount of the Loaned Funds against other payment obligations that Mr. Schnaier may owe to LXL Tickets and/or LiveXLive Media.

The Company completed a preliminary allocation of the purchase price of the assets acquired as follows with the assistance of an independent valuation firm:

Asset Type	Fair Value
Fixed Assets	$109,000
Trademark/Trade Name	431,100
Software	1,003,600
Customer Relationships	368,600
Domain Names	106,400
Goodwill	1,321,300
Purchase Price	$3,340,000

The Company has determined useful lives of two years for software and customer relationships acquired, and five years for domain names, trademark and trade names acquired. For the quarter ended June 30, 2017 the Company recognized amortization expenses of $111,000 for these assets. For the fixed assets acquired the Company has estimated the assets useful lives of three to five years and recognized depreciation expense of $10,700 for these assets. The Company is still in the process of completing the valuation. The preliminary allocation of the purchase price was based upon a preliminary valuation and our estimates and assumptions are subject to change within the purchase price allocation period (generally one year from the acquisition date). The primary areas of the purchase price allocation that are not yet finalized relate to the valuation of tangible and intangible assets acquired and residual goodwill.

The Company prepared the following unaudited pro forma statements of operations, which present the Company’s pro forma results of operations after giving effect to the purchase of Wantickets, based on the historical financial statements of the Company and Wantickets. The unaudited pro forma statements of operations for the three months ended June 30, 2017 and 2016 give effect to the transaction with Wantickets as if it had occurred on April 1, 2016.

	Unaudited Pro-Forma
	Three Months	Three Months
	Ended June 30,	Ended June 30,
	2017	2016
Revenue	$386,020	$979,000
Cost of revenue	91,891	247,000
Gross Margin	294,129	732,000

Operating expenses:
Selling, general and administrative	2,406,949	1,869,886
Related party expenses	90,000	90,000
Total operating expenses	2,496,949	1,959,886
Loss from operations	(2,202,820)	(1,227,886)

Other income (expense):
Interest expense, net	(634,949)	(701,268)
Earnings from investment in OCHL	—	83,184
Total other income (expense)	(634,949)	(618,084)

Net loss	$(2,837,769)	$(1,845,970)

Net loss per share – basic and diluted	$(0.03)	$(0.02)

Weighted average common shares – basic and diluted	106,584,364	92,596,918

The Company’s results of operations for the period ended June 30, 2017 include revenue of Wantickets of $276,243 and a loss of $195,118 since the date of acquisition.

Note 3 — Equity Investment in OCHL

On April 28, 2014, the Company acquired a 50% equity interest in Obar Camden Holdings Limited (“OCHL”), an entity that owns Obar Camden Limited (“OCL”), a music and entertainment company whose principal business is the operation of a live music venue and nightclub known as KOKO, located in Camden, London. KOKO provides live shows, club nights, corporate and other events. The Company acquired its 50% interest through the issuance of 58,000,000 shares of its common stock to the seller, JJAT Corp. (“JJAT”), a Delaware corporation wholly owned by Mr. Robert Ellin, the Company’s Chairman (formerly with the title Executive Chairman), Chief Executive Officer (formerly with the title President), and majority stockholder, and his affiliates. Since both the Company and JJAT were controlled by Mr. Ellin at the time of this transaction, the transaction was accounted for as a transaction between related parties at the related parties’ original basis. Accordingly, the Company recorded the equity method investment at $4.2 million which is JJAT’s historical basis in OCHL.

As part of the transaction, the Company was to be reimbursed $494,750 by OCHL for legal and other acquisition costs incurred in relation to the acquisition of the 50% interest, which obligated was evidenced by a promissory note. As of March 31, 2016, the outstanding advance and any interest due thereunder to the Company was $213,331.

The Company and the various parties to the agreement had certain disputes. On September 22, 2016, Mr. Oliver Bengough, the Company’s former Chief Executive Officer and director (“Bengough”), entered into a Settlement Agreement (the “Settlement Agreement”) with the Company and Mr. Ellin. On November 24, 2016, $2,182,274 was paid to the Company as the final sale price and the rest of the transactions contemplated under the Settlement Agreement were automatically consummated (including the Company’s sale of its interest in OCHL to Bengough). As a result, the Company recognized a loss of $2,790,073 for the remaining investment balance. As part of such transactions, Bengough was released from his obligation under the note described above and therefore, the Company recognized a loss on impairment of the note of $213,331 (See Note 10).

As of November 24, 2016, the change in the investment in the affiliate was as follows:

Balance as of March 31, 2015	$4,478,962
50% share of net income for the period	410,553
Balance as of March 31, 2016	4,889,515
50% share of net income for the period	132,832
Balance as of November 24, 2016	5,022,347
Proceeds received	(2,182,274)
Liability extinguished	(50,000)
Loss recognized	$2,790,073

Net income from OCHL for the period from April 1, 2016 through November 24, 2016, and the fiscal year ended March 31, 2016, was as follows:

	Period from April 1, 2016 to November 24, 2016	Fiscal Year Ended March 31, 2016
Revenue	$3,921,204	$6,754,707
Cost of revenue	546,480	920,667
Gross profit	3,374,724	5,834,040

Operating expenses
Selling, general and administrative	2,893,306	4,613,058
Depreciation and amortization	74,828	133,106
Total operating expenses	2,968,134	4,746,164
Income from operations before other expenses	406,590	1,087,876

Other expenses
Interest	28,002	45,997

Income before provision for taxes	378,588	1,041,879

Taxes	112,924	220,773
Net income	$265,664	$821,105

The carrying amounts of the major classes of assets and liabilities of OCHL as of March 31, 2016 were as follows:

Assets	March 31, 2016
Current assets
Cash and cash equivalents	$386,009
Accounts receivable	24,743
Inventory	62,548
Prepaid expenses and other current assets	533,128
Total current assets	1,006,429

Other assets
Property and equipment, net of accumulated depreciation	867,975
Total assets	$1,874,205

Liabilities and Shareholders’ Deficit
Current liabilities
Accounts payable	$514,488
Taxes payable	410,504
Notes payable, current	207,978
Other accrued liabilities	460,290
Total current liabilities	1,593,210
Deferred rent – noncurrent	937,459
Total liabilities	2,530,669

Shareholders’ deficit	(656,464)

Total Liabilities and Shareholders’ Deficit	$1,874,205